INVESTMENTS IN AFFILIATED COMPANIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2004	Dec. 09, 2013	Mar. 15, 2012
Schedule of Cost-method Investments [Line Items]
Investment in Iluminage Beauty	$ 20,130		$ 24,720		$ 1,000			$ 24,720
Changes in Fair value of investment in affiliated company	4,590	[1]		[1]		[1]	4,590
Investment in Iluminage Beauty [Member]
Schedule of Cost-method Investments [Line Items]
Investment in Iluminage Beauty	20,130		24,720					24,720
Changes in Fair value of investment in affiliated company	4,590
Investment in Juvenis Ltd. (Juvenis) [Member]
Schedule of Cost-method Investments [Line Items]
Investment in Iluminage Beauty									$ 1,000

[1]	During 2014 the Company recorded a loss in the amount of $4,590 due to changes in the fair value of its investment in Iluminage Beauty. Refer to Notes 4 and 1b3 for further details.